Supplementary Information to the Statements of Operations and Cash Flows (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Foreign exchange losses	¥ 12,128	¥ 3,486	¥ 7,501
Net trade receivables	1,059,101	1,185,040
Trade receivables sold and not been collected	153,550	141,042
Losses related to Great East Japan earthquake	9,160
Insurance recovery	6,270
Without Recourse [Member]
Trade receivables sold	554,243	443,673	458,321
Cash proceeds from sales of receivables	553,130	442,779	456,870
Loss on sale of trade receivable	1,113	894	1,451
Net trade receivables	39,690
With Recourse [Member]
Trade receivables sold	402,359	355,512	411,778
Cash proceeds from sales of receivables	401,979	355,113	411,022
Loss on sale of trade receivable	380	399	756
Net trade receivables	¥ 33,567